UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 90.18%
Consumer Discretionary – 4.42%
Dollar Tree †	25,200	$2,006,928
Lowe’s	25,800	1,906,362
		3,913,290
Consumer Staples – 6.64%
Archer-Daniels-Midland	48,200	1,991,624
CVS Health	26,300	2,034,042
Mondelez International	45,600	1,854,096
		5,879,762
Diversified REITs – 0.85%
Colony NorthStar	12,023	157,622
Fibra Uno Administracion	88,100	156,793
Forest City Realty Trust	5,500	131,780
Lexington Realty Trust	23,000	226,780
Vornado Realty Trust	1,065	79,332
		752,307
Energy – 10.77%
Chevron	20,100	2,163,162
ConocoPhillips	43,500	1,899,210
Halliburton	43,000	1,675,710
Marathon Oil	162,698	1,809,202
Occidental Petroleum	33,200	1,982,040
		9,529,324
Financials – 9.25%
Allstate	22,800	2,063,400
Bank of New York Mellon	39,200	2,049,376
BB&T	44,600	2,055,614
Marsh & McLennan	25,900	2,022,272
		8,190,662
Healthcare – 17.28%
Abbott Laboratories	41,900	2,134,386
Brookdale Senior Living †	61,800	749,634
Cardinal Health	26,100	1,760,706
Express Scripts Holding †	33,670	2,115,149
Johnson & Johnson	15,300	2,025,261
Merck & Co.	35,200	2,247,872
Pfizer	64,189	2,177,291
Quest Diagnostics	19,200	2,080,320
		15,290,619
Healthcare REITs – 0.94%
HCP	13,500	402,435
Healthcare Realty Trust	3,800	126,464
Healthcare Trust of America Class A	5,200	161,564
Welltower	1,900	139,118
		829,581
Hotel REITs – 1.20%
Hospitality Properties Trust	4,700	128,592
Host Hotels & Resorts	7,500	135,900
MGM Growth Properties	13,700	419,220
Summit Hotel Properties	25,600	379,904
		1,063,616
Industrial REITs – 0.57%
Duke Realty	4,100	121,852
Terreno Realty	10,600	384,250
		506,102
Industrials – 7.63%
Northrop Grumman	8,300	2,259,343
Raytheon	13,100	2,384,331
Waste Management	27,400	2,112,814
		6,756,488
Information Technology – 9.52%
CA	62,386	2,069,967
Cisco Systems	62,500	2,013,125
Intel	58,900	2,065,623
Oracle	45,200	2,274,916
		8,423,631
Information Technology REIT – 0.34%
Crown Castle International	2,800	303,632
		303,632
Mall REITs – 1.21%
GGP	21,271	441,373
Simon Property Group	3,347	524,977
Taubman Centers	1,900	99,256
		1,065,606
Manufactured Housing REIT – 0.14%
Sun Communities	1,400	126,434
		126,434
Materials – 2.80%
EI du Pont de Nemours & Co.	26,200	2,198,966
Tarkett	6,827	282,585
		2,481,551
Mortgage REIT – 0.23%
Starwood Property Trust	9,200	204,332
		204,332
Multifamily REITs – 5.64%
ADO Properties 144A #	9,989	486,861
American Homes 4 Rent	6,980	154,677
Apartment Investment & Management	17,719	803,202

(continues)     NQ-DDF [8/17] 10/17 (274098) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Multifamily REITs (continued)
Equity Residential	38,357	$2,575,673
Gecina	765	119,210
Invitation Homes	12,200	282,308
Safety Income and Growth †	23,600	463,740
Vonovia	2,481	104,942
		4,990,613
Office REITs – 2.14%
alstria office REIT	15,891	233,055
Easterly Government
Properties	45,400	910,724
Equity Commonwealth †	13,400	414,596
Mack-Cali Realty	3,700	84,693
SL Green Realty	2,600	250,588
		1,893,656
Self-Storage REIT – 0.11%
Jernigan Capital	4,900	95,256
		95,256
Shopping Center REITs – 1.47%
Brixmor Property Group	13,900	260,208
First Capital Realty	7,981	129,677
Kimco Realty	10,630	208,561
Kite Realty Group Trust	14,100	283,692
Retail Properties of America	4,800	63,984
Urban Edge Properties	4,932	124,040
Washington Prime Group	14,100	117,735
Weingarten Realty Investors	3,600	115,344
		1,303,241
Telecommunications – 4.41%
AT&T	49,200	1,843,032
Century Communications =†	500,000	0
Verizon Communications	43,000	2,062,710
		3,905,742
Utilities – 2.62%
American Water Works	2,400	194,160
Edison International	26,500	2,124,770
		2,318,930

Total Common Stock
(cost $62,325,117)		79,824,375

Convertible Preferred Stock – 1.62%
A Schulman 6.00% exercise
price $52.33 Ψ	145	118,040
AMG Capital Trust II 5.15%
exercise price $200.00,
maturity date 10/15/37	2,953	179,948
Bank of America 7.25%
exercise price $50.00 Ψ	155	204,290
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, maturity date
3/31/28	5,250	258,234
Huntington Bancshares
8.50% exercise price
$11.95 Ψ	182	261,807
Teva Pharmaceutical
Industries 7.00% exercise
price $75.00, maturity date
12/15/18	89	28,458
Wells Fargo & Co. 7.50%
exercise price $156.71 Ψ	159	211,629
Welltower 6.50% exercise
price $57.42 Ψ	2,550	168,683
Total Convertible Preferred Stock
(cost $1,282,456)		1,431,089

	Principal
	amount°
Convertible Bonds – 7.50%
Capital Goods – 0.60%
Aerojet Rocketdyne Holdings 144A
2.25% exercise price $26.00,
maturity date 12/15/23 #	51,000	66,523
Kaman 144A 3.25% exercise price
$65.26, maturity date 5/1/24 #	177,000	181,757
SolarCity 1.625% exercise price
$759.35, maturity date 11/1/19	299,000	285,545
		533,825
Communications – 1.09%
Alaska Communications Systems
Group 6.25% exercise price
$10.28, maturity date 5/1/18	100,000	103,000
Clearwire Communications 144A
8.25% exercise price $7.08,
maturity date 12/1/40 #	310,000	316,587
DISH Network
144A 2.375% exercise price
$82.22, maturity date 3/15/24 #	181,000	183,602
3.375% exercise price $65.18,
maturity date 8/15/26	73,000	84,954
Liberty Interactive 144A 1.75%
exercise price $341.10, maturity
date 9/30/46 #	173,000	219,710
Liberty Media 2.25% exercise price
$104.55, maturity date 9/30/46	49,000	52,369
		960,222

2 NQ-DDF [8/17] 10/17 (274098)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Consumer Cyclical – 0.12%
Huron Consulting Group 1.25%
exercise price $79.89, maturity
date 10/1/19	109,000	$101,166
		101,166
Consumer Non-Cyclical – 1.24%
Brookdale Senior Living 2.75%
exercise price $29.33, maturity
date 6/15/18	312,000	311,610
Hologic 2.00% exercise price
$31.18, maturity date 3/1/42 ϕ	101,000	129,469
Neurocrine Biosciences 144A 2.25%
exercise price $75.92, maturity
date 5/15/24 #	131,000	143,199
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity
date 12/15/18	96,000	109,380
Vector Group
1.75% exercise price $23.46,
maturity date 4/15/20 •	262,000	299,990
2.50% exercise price $15.22,
maturity date 1/15/19 •	72,000	104,940
		1,098,588
Energy – 0.38%
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity
date 5/1/22	218,000	210,915
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21	142,000	128,687
		339,602
Financials – 0.87%
Ares Capital 144A 3.75% exercise
price $19.39, maturity date
2/1/22 #	119,000	120,487
Blackhawk Network Holdings
1.50% exercise price $49.83,
maturity date 1/15/22	201,000	228,763
GAIN Capital Holdings 144A 5.00%
exercise price $8.20, maturity
date 8/15/22 #	195,000	199,022
New Mountain Finance 5.00%
exercise price $15.80, maturity
date 6/15/19	212,000	219,420
		767,692
Industrials – 0.59%
Chart Industries 2.00% exercise
price $69.03, maturity date
8/1/18	262,000	261,181
General Cable 4.50% exercise price
$31.01, maturity date 11/15/29 ϕ	314,000	263,956
		525,137
REITs – 1.02%
Blackstone Mortgage Trust
4.375% exercise price $35.67,
maturity date 5/5/22	124,000	125,317
5.25% exercise price $27.67,
maturity date 12/1/18	196,000	224,297
Spirit Realty Capital 3.75% exercise
price $12.98, maturity date
5/15/21	246,000	249,384
VEREIT 3.75% exercise price
$14.99, maturity date 12/15/20	295,000	305,880
		904,878
Technology – 1.59%
Cardtronics 1.00% exercise price
$52.35, maturity date 12/1/20	254,000	235,744
Ciena 3.75% exercise price $20.17,
maturity date 10/15/18	126,000	152,933
Electronics For Imaging 0.75%
exercise price $52.72, maturity
date 9/1/19	192,000	186,120
Knowles 3.25% exercise price
$18.43, maturity date 11/1/21	136,000	150,110
NXP Semiconductors 1.00% exercise
price $102.84, maturity date
12/1/19	172,000	208,765
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19	171,000	179,229
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21	302,000	291,430
		1,404,331
Total Convertible Bonds
(cost $6,341,113)		6,635,441

Corporate Bonds – 38.77%
Automotive – 0.12%
American Tire Distributors 144A
10.25% 3/1/22 #	105,000	108,937
		108,937
Banking – 2.00%
Ally Financial 5.75% 11/20/25	240,000	260,028
Credit Suisse Group 144A 6.25%
#µΨ	200,000	212,478
Lloyds Banking Group 7.50% µΨ	330,000	368,841
Popular 7.00% 7/1/19	255,000	268,451

(continues)     NQ-DDF [8/17] 10/17 (274098) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Royal Bank of Scotland Group
8.625% µΨ	400,000	$444,000
UBS Group 6.875% µΨ	200,000	219,750
		1,773,548
Basic Industry – 7.01%
BMC East 144A 5.50% 10/1/24 #	115,000	120,175
Boise Cascade 144A 5.625%
9/1/24 #	280,000	294,700
Builders FirstSource
144A 5.625% 9/1/24 #	95,000	99,631
144A 10.75% 8/15/23 #	175,000	200,375
Cemex 144A 7.75% 4/16/26 #	400,000	460,500
Chemours 5.375% 5/15/27	190,000	198,550
Cleveland-Cliffs 144A 5.75%
3/1/25 #	95,000	93,257
FMG Resources August 2006 144A
4.75% 5/15/22 #	105,000	108,806
Freeport-McMoRan 6.875%
2/15/23	320,000	348,400
Hudbay Minerals
144A 7.25% 1/15/23 #	20,000	21,600
144A 7.625% 1/15/25 #	160,000	177,200
James Hardie International Finance
144A 5.875% 2/15/23 #	200,000	211,000
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	80,000	90,700
Koppers 144A 6.00% 2/15/25 #	195,000	207,187
Kraton Polymers
144A 7.00% 4/15/25 #	150,000	162,000
144A 10.50% 4/15/23 #	175,000	202,563
Lennar
4.50% 4/30/24	195,000	202,313
4.75% 5/30/25	95,000	98,919
M/I Homes 6.75% 1/15/21	185,000	194,250
NCI Building Systems 144A 8.25%
1/15/23 #	155,000	166,819
New Gold 144A 6.25% 11/15/22 #	66,000	68,640
NOVA Chemicals
144A 5.00% 5/1/25 #	130,000	130,000
144A 5.25% 6/1/27 #	160,000	160,000
Novelis 144A 6.25% 8/15/24 #	305,000	322,919
Olin 5.125% 9/15/27	195,000	202,313
PQ 144A 6.75% 11/15/22 #	125,000	135,937
PulteGroup 5.00% 1/15/27	100,000	103,375
Standard Industries 144A 5.00%
2/15/27 #	195,000	200,363
Steel Dynamics 5.00% 12/15/26	190,000	201,400
Summit Materials
6.125% 7/15/23	195,000	205,237
Summit Materials
8.50% 4/15/22	60,000	67,950
US Concrete 6.375% 6/1/24	190,000	206,150
Vale Overseas 6.25% 8/10/26	260,000	295,360
Zekelman Industries 144A 9.875%
6/15/23 #	220,000	246,950
		6,205,539
Capital Goods – 1.42%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	240,000	255,300
BWAY Holding
144A 5.50% 4/15/24 #	245,000	256,331
144A 7.25% 4/15/25 #	145,000	148,444
Flex Acquisition 144A 6.875%
1/15/25 #	190,000	197,956
KLX 144A 5.875% 12/1/22 #	140,000	147,350
StandardAero Aviation Holdings
144A 10.00% 7/15/23 #	85,000	94,775
TransDigm 6.375% 6/15/26	150,000	154,688
		1,254,844
Consumer Cyclical – 2.49%
AMC Entertainment Holdings
6.125% 5/15/27	185,000	174,131
Arch Merger 144A 8.50%
9/15/25 #	290,000	283,475
Boyd Gaming 6.375% 4/1/26	395,000	430,056
JC Penney 8.125% 10/1/19	62,000	66,960
Landry’s 144A 6.75% 10/15/24 #	185,000	187,775
MGM Resorts International 4.625%
9/1/26	200,000	204,498
Mohegan Gaming & Entertainment
144A 7.875% 10/15/24 #	275,000	289,781
Penn National Gaming 144A
5.625% 1/15/27 #	195,000	202,800
Penske Automotive Group 5.50%
5/15/26	270,000	273,375
Rite Aid 144A 6.125% 4/1/23 #	95,000	93,694
		2,206,545
Consumer Non-Cyclical – 1.30%
Cott Holdings 144A 5.50%
4/1/25 #	215,000	226,019
Dean Foods 144A 6.50% 3/15/23 #	255,000	260,100
JBS USA 144A 5.75% 6/15/25 #	195,000	197,437
Live Nation Entertainment 144A
4.875% 11/1/24 #	183,000	187,117
Post Holdings
144A 5.00% 8/15/26 #	100,000	100,250

4 NQ-DDF [8/17] 10/17 (274098)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.75% 3/1/27 #	99,000	$102,960
Tempur Sealy International 5.50%
6/15/26	75,000	77,599
		1,151,482
Energy – 5.77%
Alta Mesa Holdings 144A 7.875%
12/15/24 #	190,000	204,725
AmeriGas Partners 5.875%
8/20/26	240,000	246,000
Andeavor Logistics 5.25% 1/15/25	190,000	202,113
Antero Resources 5.625% 6/1/23	117,000	119,633
Cheniere Corpus Christi Holdings
144A 5.125% 6/30/27 #	40,000	41,500
5.875% 3/31/25	80,000	86,300
7.00% 6/30/24	100,000	114,250
Chesapeake Energy
144A 8.00% 12/15/22 #	58,000	60,175
144A 8.00% 1/15/25 #	60,000	58,050
Crestwood Midstream Partners
5.75% 4/1/25	190,000	193,087
Energy Transfer Equity 5.50%
6/1/27	115,000	123,050
Genesis Energy 6.75% 8/1/22	294,000	299,145
Gulfport Energy 6.625% 5/1/23	200,000	200,000
Halcon Resources 144A 6.75%
2/15/25 #	105,000	106,050
Hilcorp Energy I
144A 5.00% 12/1/24 #	97,000	92,150
144A 5.75% 10/1/25 #	71,000	68,870
Holly Energy Partners 144A 6.00%
8/1/24 #	105,000	109,725
Laredo Petroleum 6.25% 3/15/23	205,000	210,637
Murphy Oil 6.875% 8/15/24	250,000	264,687
Murphy Oil USA 5.625% 5/1/27	385,000	413,875
Newfield Exploration 5.375%
1/1/26	275,000	288,750
NuStar Logistics 5.625% 4/28/27	160,000	170,000
Oasis Petroleum 6.875% 3/15/22	105,000	102,900
QEP Resources 6.875% 3/1/21	275,000	286,687
Southwestern Energy
4.10% 3/15/22	100,000	92,750
6.70% 1/23/25	195,000	191,100
Targa Resources Partners 144A
5.375% 2/1/27 #	280,000	291,200
Transocean 144A 9.00% 7/15/23 #	170,000	181,900
Transocean Proteus 144A 6.25%
12/1/24 #	85,500	89,989
WildHorse Resource Development
144A 6.875% 2/1/25 #	200,000	197,000
		5,106,298
Financials – 0.46%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	200,000	217,000
E*TRADE Financial 5.875% µψ	180,000	192,150
		409,150
Healthcare – 3.24%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	280,000	265,300
Change Healthcare Holdings 144A
5.75% 3/1/25 #	200,000	206,500
CHS 6.25% 3/31/23	80,000	80,900
DaVita 5.00% 5/1/25	210,000	213,423
HCA
5.375% 2/1/25	375,000	396,563
5.875% 2/15/26	100,000	108,125
7.58% 9/15/25	80,000	93,200
HealthSouth
5.75% 11/1/24	285,000	294,263
5.75% 9/15/25	90,000	94,050
Hill-Rom Holdings
144A 5.00% 2/15/25 #	75,000	77,250
144A 5.75% 9/1/23 #	100,000	105,750
inVentiv Group Holdings 144A
7.50% 10/1/24 #	79,000	87,690
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	35,000	32,900
144A 5.625% 10/15/23 #	115,000	110,687
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	270,000	290,250
Tenet Healthcare
144A 5.125% 5/1/25 #	165,000	166,435
8.00% 8/1/20	122,000	123,806
8.125% 4/1/22	115,000	121,038
		2,868,130
Insurance – 0.59%
HUB International 144A 7.875%
10/1/21 #	215,000	224,073
USIS Merger Sub 144A 6.875%
5/1/25 #	295,000	301,269
		525,342
Media – 4.41%
Altice Luxembourg 144A 7.75%
5/15/22 #	200,000	212,500

(continues)     NQ-DDF [8/17] 10/17 (274098) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.50% 5/1/26 #	30,000	$31,350
144A 5.75% 2/15/26 #	120,000	127,163
144A 5.875% 5/1/27 #	220,000	234,300
Cequel Communications Holdings I
144A 7.75% 7/15/25 #	200,000	221,750
CSC Holdings 144A 10.875%
10/15/25 #	200,000	246,500
DISH DBS 7.75% 7/1/26	175,000	205,844
Gray Television 144A 5.875%
7/15/26 #	270,000	278,775
Lamar Media 5.75% 2/1/26	167,000	180,777
Nexstar Broadcasting 144A 5.625%
8/1/24 #	265,000	274,937
Nielsen Co. Luxembourg 144A
5.00% 2/1/25 #	385,000	398,475
Radiate Holdco 144A 6.625%
2/15/25 #	195,000	193,294
SFR Group 144A 7.375% 5/1/26 #	200,000	216,754
Sinclair Television Group 144A
5.125% 2/15/27 #	195,000	190,125
Sirius XM Radio
144A 5.00% 8/1/27 #	100,000	103,250
144A 5.375% 4/15/25 #	175,000	185,430
Tribune Media 5.875% 7/15/22	170,000	177,225
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	200,000	209,250
VTR Finance 144A 6.875%
1/15/24 #	200,000	213,000
		3,900,699
Services – 3.98%
Advanced Disposal Services 144A
5.625% 11/15/24 #	195,000	203,287
Avis Budget Car Rental 144A
6.375% 4/1/24 #	105,000	107,887
Covanta Holding 5.875% 7/1/25	190,000	189,050
ESH Hospitality 144A 5.25%
5/1/25 #	265,000	273,613
GEO Group
5.875% 1/15/22	500,000	521,875
5.875% 10/15/24	100,000	104,000
6.00% 4/15/26	130,000	134,550
Herc Rentals 144A 7.75% 6/1/24 #	206,000	226,600
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	195,000	206,700
KAR Auction Services 144A 5.125%
6/1/25 #	95,000	98,487
Prime Security Services Borrower
144A 9.25% 5/15/23 #	605,000	670,037
Scientific Games International
10.00% 12/1/22	320,000	357,200
Team Health Holdings 144A 6.375%
2/1/25 #	145,000	140,309
United Rentals North America
5.50% 5/15/27	270,000	286,875
		3,520,470
Technology & Electronics – 1.55%
CDK Global 5.00% 10/15/24	175,000	187,390
CDW Finance 5.00% 9/1/25	95,000	99,513
CommScope Technologies
144A 5.00% 3/15/27 #	195,000	194,815
144A 6.00% 6/15/25 #	115,000	122,763
Entegris 144A 6.00% 4/1/22 #	140,000	146,125
Infor US 6.50% 5/15/22	165,000	169,125
Sensata Technologies U.K. Financing
144A 6.25% 2/15/26 #	200,000	219,500
Solera 144A 10.50% 3/1/24 #	120,000	137,250
Symantec 144A 5.00% 4/15/25 #	95,000	99,721
		1,376,202
Telecommunications – 2.88%
CenturyLink 6.75% 12/1/23	170,000	174,250
Cincinnati Bell 144A 7.00%
7/15/24 #	205,000	203,463
CyrusOne Finance 144A 5.375%
3/15/27 #	170,000	180,200
Level 3 Financing 5.375% 5/1/25	180,000	185,400
Sprint
7.125% 6/15/24	200,000	220,250
7.875% 9/15/23	125,000	143,141
Sprint Communications 7.00%
8/15/20	136,000	149,430
T-Mobile USA
6.375% 3/1/25	75,000	80,953
6.50% 1/15/26	210,000	233,100
Uniti Group 144A 7.125%
12/15/24 #	210,000	195,899
Wind Acquisition Finance 144A
7.375% 4/23/21 #	400,000	416,138
Zayo Group
144A 5.75% 1/15/27 #	75,000	79,780
6.375% 5/15/25	265,000	285,787
		2,547,791
Transportation – 0.44%
XPO Logistics 144A 6.125%
9/1/23 #	370,000	387,575
		387,575

6 NQ-DDF [8/17] 10/17 (274098)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities – 1.11%
AES
5.50% 4/15/25	160,000	$167,600
6.00% 5/15/26	25,000	26,813
Calpine
5.50% 2/1/24	100,000	93,125
5.75% 1/15/25	100,000	92,500
Dynegy
7.375% 11/1/22	100,000	103,750
144A 8.00% 1/15/25 #	45,000	46,631
Emera 6.75% 6/15/76 µ	180,000	206,279
Enel 144A 8.75% 9/24/73 #µ	200,000	242,250
		978,948
Total Corporate Bonds
(cost $32,925,561)		34,321,500

Loan Agreements – 0.76%
Applied Systems 2nd Lien 7.796%
(US0003M + 6.50%) 1/23/22 ●	284,561	288,059
Kronos 2nd Lien 9.561% (US0003M
+ 8.25%) 11/1/24 ●	195,000	201,703
Russell Investments US Institutional
Holdco Tranche B 1st Lien 5.49%
(US0003M + 4.25%) 6/1/23 ●	181,543	183,529
Total Loan Agreements
(cost $633,395)		673,291

	Number of
	Shares
Master Limited Partnership – 0.79%
Ares Management	12,800	232,320
Brookfield Infrastructure
Partners	10,700	472,191
Total Master Limited
Partnership (cost $371,580)		704,511

Preferred Stock – 0.76%
Bank of America 6.50% µ	220,000	248,325
Colony NorthStar 8.50%	8,300	213,559
GMAC Capital Trust I
7.10% (US0003M +
5.785%) ●	8,000	208,960
Total Preferred Stock
(cost $602,747)		670,844

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 †	7,617	503
Total Warrant (cost $63)		503

	Principal
	amount°
Short-Term Investments – 3.71%
Discount Note – 0.19%≠
Federal Home Loan Bank
1.005% 9/21/17	166,667	166,576
		166,576
Repurchase Agreements – 3.52%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to
be repurchased on 9/1/17,
repurchase price $686,918
(collateralized by US
government obligations
2.875% 11/15/46; market
value $700,638)	686,900	686,900
Bank of Montreal
0.92%, dated 8/31/17, to
be repurchased on 9/1/17,
repurchase price
$1,545,564 (collateralized
by US government
obligations
0.00%–2.500%
4/30/18–2/15/40; market
value $1,576,435)	1,545,524	1,545,524
BNP Paribas
1.02%, dated 8/31/17, to
be repurchased on 9/1/17,
repurchase price $884,601
(collateralized by US
government obligations
0.00%–3.375%
2/15/19–5/15/46; market
value $902,267)	884,576	884,576
		3,117,000

Total Short-Term
Investments
(cost $3,283,574)		3,283,576

(continues)     NQ-DDF [8/17] 10/17 (274098) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

Total Value of
Securities – 144.09%
(cost $107,765,606)	$127,545,130

Borrowing Under Line of
Credit – (45.19%)	(40,000,000)
Liabilities Net of
Receivables and Other
Assets – 1.10%	969,992
Net Assets Applicable to
7,688,159 Shares
Outstanding – 100.00%	$88,515,122
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $20,874,370, which represents 23.58% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Aug. 31, 2017. Interest rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2017.

Summary of abbreviations:
REIT — Real Estate Investment Trust
US0003M — Intercontinental Exchange London Interbank Offered Rate US Dollar 3 Month
USSW5 — US Dollar Swap Semi 30/360 5 Year

See accompanying notes.

8 NQ-DDF [8/17] 10/17 (274098)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DDF [8/17] 10/17 (274098) 9

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$3,913,290	$—	$—	$3,913,290
Consumer Staples	5,879,762	—	—	5,879,762
Diversified REITs	752,307	—	—	752,307
Energy	9,529,324	—	—	9,529,324
Financials	8,190,662	—	—	8,190,662
Healthcare	15,290,619	—	—	15,290,619
Healthcare REITs	829,581	—	—	829,581
Hotel REITs	1,063,616	—	—	1,063,616
Industrial REITs	506,102	—	—	506,102
Industrials	6,756,488	—	—	6,756,488
Information Technology	8,423,631	—	—	8,423,631
Information Technology REIT	303,632	—	—	303,632
Mall REITs	1,065,606	—	—	1,065,606
Manufactured Housing REIT	126,434	—	—	126,434
Materials	2,198,966	282,585	—	2,481,551
Mortgage REIT	204,332	—	—	204,332
Multifamily REITs	4,398,810	591,803	—	4,990,613
Office REITs	1,660,601	233,055	—	1,893,656
Self-Storage REIT	95,256	—	—	95,256
Shopping Center REITs	1,303,241	—	—	1,303,241
Telecommunications	3,905,742	—	—	3,905,742
Utilities	2,318,930	—	—	2,318,930
Convertible Preferred Stock[1]	674,153	756,936	—	1,431,089
Corporate Debt	—	40,956,941	—	40,956,941
Loan Agreements	—	673,291	—	673,291
Master Limited Partnership	704,511	—	—	704,511
Preferred Stock[1]	422,519	248,325	—	670,844
Short-Term Investments	—	3,283,576	—	3,283,576
Warrant	503	—	—	503
Total Value of Securities	$80,518,618	$47,026,512	$—	$127,545,130

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

10 NQ-DDF [8/17] 10/17 (274098)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	47.11%	52.89%	—	100.00%
Preferred Stock	62.98%	37.02%	—	100.00%

As a result of utilizing international fair value pricing as of Aug. 31, 2017, a portion of the portfolio was categorized as Level 2.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s ”Schedule of investments.“

NQ-DDF [8/17] 10/17 (274098) 11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: